Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments in Joint Ventures (in thousands)

					The
					Company's
					Share of
	Common	Total	Total Assets of	Profit (Loss)	Profit (Loss) of
	Ownership	Investment	The Partnership	Of the Partnership	the Partnership

As of December 31, 2018
Brooksville Quarry, LLC	50.00%	$7,449	14,325	(122)	(61)
BC FRP Realty, LLC	50.00%	5,976	21,371	—	—
Essexshire Loan		594	594	39	39
RiverFront Holdings II, LLC	80.00%	19,865	38,869	(66)	(66)
Bryant Street Partnerships	61.36%	55,000	77,541	—	—
Total		$88,884	152,700	(149)	(88)

As of December 31, 2017
RiverFront Holdings I, LLC (1)	—	$—	—	(2,019)	(1,558)
Brooksville Quarry, LLC	50.00%	7,516	14,411	(80)	(40)
BC FRP Realty, LLC	50.00%	5,890	15,027	—	—
Total		$13,406	29,438	(2,099)	(1,598)

Joint Venture balance sheets (in thousands)

	As of December 31, 2018
	Brooksville	BC FRP	Essexshire	RiverFront	Bryant Street
	Quarry, LLC	Realty, LLC	Loan	Holdings II, LLC	Partnerships	Total

Investments in real estate, net	$14,299	21,352	594	38,793	41,821	$116,859
Cash and cash equivalents	20	11	—	76	35,670	35,777
Deferred costs	6	8	—	—	50	64
Total Assets	$14,325	21,371	594	38,869	77,541	$152,700

Secured notes payable	$—	9,549	—	—	—	$9,549
Other liabilities	119	38	—	1,887	2,886	4,930
Capital – FRP	7,449	5,892	594	31,347	55,000	100,282
Capital - Third Parties	6,757	5,892	—	5,635	19,655	37,939
Total Liabilities and Capital	$14,325	21,371	594	38,869	77,541	$152,700

Income statements for Riverfront Holdings I, LLC (in thousands)

Year ended
December 31,
2017
Revenues:
Rental Revenue	$3,053
Revenue – Reimbursements	33
Total Revenues	3,086
Cost of operations:
Depreciation and amortization	1,958
Operating expenses	1,096
Property taxes	459
Total cost of operations	3,513
Total operating profit	(427)
Interest expense	(1,592)
Net loss of the Partnership	$(2,019)